Expense Example - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIP International Index Portfolio	Apr. 30, 2025 USD ($)
VIP International Index Portfolio - Initial Class
Expense Example:
1 year	$ 16
3 years	52
5 years	90
10 years	205
VIP International Index Portfolio - Service Class 2
Expense Example:
1 year	42
3 years	132
5 years	230
10 years	518
VIP International Index Portfolio - Service Class
Expense Example:
1 year	27
3 years	84
5 years	146
10 years	$ 331